Leases - Narrative (FY) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 15, 2019	Aug. 19, 2019
Leases [Abstract]
Percent of annual lease rate increase								3.00%
Lease renewal term					60 years
Operating lease rent expense					$ 0.7	$ 0.3
Lease liability discount rate						9.00%
Remaining lease term						47 years 11 months 12 days
Operating lease minimal annual rate increase							1.50%
Remaining term of operating lease	15 years 9 months 18 days		15 years 9 months 18 days		16 years 3 months 18 days
Rental income	$ 0.7	$ 0.7	$ 1.4	$ 1.4	$ 2.9	$ 0.6
Intangible lease contractual life of lease			20 years		20 years
Weighted average life of intangible asset			15 years 9 months 18 days		16 years 3 months 18 days
Amortization	$ 0.2	$ 0.2	$ 0.4	$ 0.4	$ 0.8	$ 0.2